Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
Grand Canyon University, 4.125%, 10/1/24	$2,500	$ 2,384,250
Total Corporate Bonds (identified cost $2,477,500)		$ 2,384,250

Tax-Exempt Municipal Obligations — 111.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,130	$ 1,199,382
		$ 1,199,382
Education — 1.7%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$495	$ 468,447
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 4.00%, 8/1/30	220	205,373
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	243,230
Philadelphia School District, PA, 5.00%, 6/28/24	2,090	2,100,575
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	445	423,676
		$ 3,441,301
Electric Utilities — 1.9%
Michigan Strategic Fund, (DTE Electric Co. Exempt Facilities), (AMT), 3.875% to 6/3/30 (Put Date), 6/1/53	$2,000	$ 1,866,820
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	2,000	1,968,820
		$ 3,835,640
Escrowed/Prerefunded — 11.3%
Clovis Unified School District, CA, (Election of 2012):
Prerefunded to 8/1/24, 0.00%, 8/1/28	$1,000	$ 826,630
Prerefunded to 8/1/24, 0.00%, 8/1/29	2,395	1,888,984
Prerefunded to 8/1/24, 0.00%, 8/1/30	2,575	1,934,005
Fresno Unified School District, CA, (Election of 2010):
Prerefunded to 8/1/24, 0.00%, 8/1/30	800	590,152
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Fresno Unified School District, CA, (Election of 2010): (continued)
Prerefunded to 8/1/24, 0.00%, 8/1/31	$955	$ 670,095
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/30	2,750	2,796,063
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Prerefunded to 10/1/24, 5.125%, 10/1/34	1,500	1,512,525
Riverside County Community College District, CA, (Election of 2004):
Prerefunded to 2/1/25, 0.00%, 8/1/29	1,500	1,174,275
Prerefunded to 2/1/25, 0.00%, 8/1/30	1,250	930,000
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	85	85,286
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue:
Prerefunded to 7/1/25, 4.00%, 7/1/30(2)	2,000	2,007,540
Prerefunded to 7/1/25, 4.00%, 7/1/31(2)	5,680	5,701,414
Prerefunded to 7/1/25, 4.00%, 7/1/32(2)	2,120	2,127,992
		$ 22,244,961
General Obligations — 14.1%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 3,010,050
5.00%, 12/1/27	500	501,805
5.00%, 12/1/30(3)	1,250	1,238,237
Clackamas Community College District, OR:
0.00%, 6/15/28	1,830	1,436,532
0.00%, 6/15/29	1,000	738,870
Illinois:
5.00%, 11/1/29	1,500	1,530,915
5.00%, 5/1/33	3,200	3,131,776
5.00%, 5/1/39	1,165	1,108,358
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,441,250
Puerto Rico, 5.625%, 7/1/27	2,000	2,036,200
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	9,692,800
		$ 27,866,793
Hospital — 8.3%
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 5.00%, 7/1/29	$500	$ 455,230
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	10,000	9,931,000

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/19/26 (Put Date), 11/15/49	$905	$ 925,531
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,700,085
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	929,229
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,500,135
		$ 16,441,210
Housing — 1.7%
New York City Housing Development Corp., NY, 3.70% to 12/30/27 (Put Date), 5/1/63	$1,500	$ 1,455,375
Virginia Housing Development Authority, 4.10%, 10/1/27	2,000	1,973,400
		$ 3,428,775
Industrial Development Revenue — 17.9%
Boone County, KY, (Duke Energy Kentucky, Inc.), 3.70%, 8/1/27	$750	$ 716,025
Burke County Development Authority, GA, (Georgia Power Co.), 3.80% to 5/21/26 (Put Date), 10/1/32	1,000	970,180
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,250	2,266,673
Columbia Industrial Development Board, AL, (Alabama Power Co.), 3.81% to 6/1/28 (Put Date), 12/1/37	2,000	1,942,340
Iowa Finance Authority, (Iowa Fertilizer Co.), 4.00% to 12/1/32 (Put Date), 12/1/50	1,000	908,560
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,073,423
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	3,130	2,921,448
Series 2008-2, 4.00%, 6/1/30	3,000	2,800,110
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	1,500	1,454,595
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	1,000	979,000
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	4,500	4,220,730
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,354,959
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	500	483,045
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	$3,000	$ 2,760,240
(AMT), 5.00%, 1/1/31	1,125	1,096,808
Ohio Air Quality Development Authority, (Duke Energy Corp.), 4.00% to 6/1/27 (Put Date), 9/1/30	1,000	976,130
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	700	677,194
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	2,733,810
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	100,599
(AMT), 5.00% to 6/1/27 (Put Date), 6/1/52(1)	1,500	1,463,985
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	2,500	2,496,875
		$ 35,396,729
Insured - Electric Utilities — 2.8%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 495,285
(NPFG), 5.25%, 7/1/30	5,000	4,949,250
		$ 5,444,535
Insured - General Obligations — 3.3%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$ 253,898
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	3,076,720
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,016,760
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,230,541
		$ 6,577,919
Insured - Lease Revenue/Certificates of Participation — 3.7%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$9,095	$ 7,284,913
		$ 7,284,913
Insured - Transportation — 1.1%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$ 864,173
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,341,193
		$ 2,205,366

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 2.8%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$875	$ 692,449
(AGM), 0.00%, 10/1/29	1,225	868,880
(AGM), 0.00%, 10/1/30	1,045	694,403
(AGM), 0.00%, 10/1/33	5,870	3,167,745
		$ 5,423,477
Lease Revenue/Certificates of Participation — 1.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$ 989,140
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/32	675	714,541
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	1,375	1,373,020
		$ 3,076,701
Other Revenue — 6.3%
Black Belt Energy Gas District, AL, 4.00% to 12/1/26 (Put Date), 10/1/52	$1,250	$ 1,204,338
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/32	2,000	2,070,140
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,000	993,940
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	695	704,320
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	1,370	1,346,614
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,484,900
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	3,680	3,665,464
		$ 12,469,716
Senior Living/Life Care — 7.2%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$ 1,362,054
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	245,550
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	235,538
5.00%, 12/1/28	250	232,445
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	139,170
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	949,611
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	$300	$ 300,654
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,139,828
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,103,665
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	535,875
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	510	499,774
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,027,917
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	615,105
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	540	499,171
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,035,825
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	739,881
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	343,841
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	494,010
5.00%, 5/1/28	750	737,280
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	1,000	897,070
		$ 14,134,264
Special Tax Revenue — 8.2%
Bullhead City, AZ, Excise Taxes Revenue, 1.30%, 7/1/28	$485	$ 409,980
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	680	667,162
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	595	580,077
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,006,110
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	876,178
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,000,000
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,751,000
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	975	884,647
		$ 16,175,154

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 1.8%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	$3,000	$ 3,005,790
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	450	444,919
		$ 3,450,709
Transportation — 12.6%
Atlanta, GA, Airport Revenue, Green Bonds, (AMT), 5.00%, 7/1/24	$1,375	$ 1,381,380
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	2,000	2,098,880
Grand Parkway Transportation Corp., TX:
4.95%, 10/1/29	800	842,600
5.05%, 10/1/30	1,500	1,577,895
5.20%, 10/1/31	2,000	2,113,660
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,421,358
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,296,395
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/29	2,000	2,049,960
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	2,000	2,028,620
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	9,004,200
		$ 24,814,948
Water and Sewer — 2.9%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	$5,000	$ 5,023,500
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	705,150
		$ 5,728,650
Total Tax-Exempt Municipal Obligations (identified cost $224,721,210)		$220,641,143

Taxable Municipal Obligations — 5.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.5%
Atlantic City, NJ, 7.00%, 3/1/28	$2,105	$ 2,157,246
Chicago, IL:
7.375%, 1/1/33	1,000	1,022,480
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
7.781%, 1/1/35	$1,675	$ 1,745,468
		$ 4,925,194
Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,474,750
		$ 2,474,750
Insured - Transportation — 1.8%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 3,579,537
		$ 3,579,537
Total Taxable Municipal Obligations (identified cost $11,109,905)		$ 10,979,481
Total Investments — 118.5% (identified cost $238,308,615)		$234,004,874
Other Assets, Less Liabilities — (18.5)%		$(36,588,507)
Net Assets — 100.0%		$197,416,367
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $12,687,330 or 6.4% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued security.
At October 31, 2023, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
California	13.3%
New York	13.0%
Texas	11.8%
Others, representing less than 10% individually	60.9%

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2023
Portfolio of Investments (Unaudited) — continued

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 13.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 6.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
The Trust did not have any open derivative instruments at October 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,384,250	$ —	$ 2,384,250
Tax-Exempt Municipal Obligations	—	220,641,143	—	220,641,143
Taxable Municipal Obligations	—	10,979,481	—	10,979,481
Total Investments	$ —	$234,004,874	$ —	$234,004,874
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.